PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 4,746	$ 4,311
Buildings	11,879	11,497
Leasehold Improvements	10,802	10,762
Furniture and Equipment	12,741	12,549
Construction in Process	1,233	45
Total	41,401	39,164
Accumulated depreciation and amortization	(19,690)	(18,074)
Premises and equipment, net	$ 21,711	$ 21,090